Accounts receivable, net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Balance at beginning of year	¥ 37,690	$ 5,465	¥ 43,820
(Reversals)/provisions	2,089	303	(246)
Write-offs	(34,637)	(5,022)	(5,884)
Balance at end of year	¥ 5,142	$ 746	¥ 37,690